SHARE-BASED COMPENSATION - Unvested Restricted Stock (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options outstanding
Unvested Balance at December 31, 2021		285,542	329,246
Granted	189,396	11,000		0
Vested		$ (3,125)	$ (44,129)
Forfeited		(2,250)	(2,700)
Unvested Balance at March 31, 2022		291,167	285,542	329,246
Weighted Average Grant Date Fair Value
Unvested Balance at December 31, 2021		$ 6.78	$ 6.71
Granted		4.06	6.33
Vested		6.28	6.34
Forfeited		1.27	6.78
Unvested Balance at March 31, 2022		$ 6.68	$ 6.78	$ 6.71